Share Capital - Number of Shares and Weighted Average Exercise Price of Share Options (Details)	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Share-based payment arrangements [Abstract]
Share options outstanding, beginning of the year	4,051,080	4,987,542
Exercised	(1,840,320)	(753,583)
Forfeited	(86,960)	(182,879)
Share options outstanding, end of the year	2,123,800	4,051,080
Share options vested, end of the year	1,816,592	3,023,878
Weighted average exercise price per share, outstanding, beginning of the year (in cad per share)	$ 32.17	$ 31.11
Weighted average exercise price per share, exercised (in cad per share)	31.83	25.09
Weighted average exercise price per share, forfeited (in cad per share)	32.58	32.41
Weighted average exercise price per share, outstanding, end of the year (in cad per share)	32.45	32.17
Weighted average exercise price per share, vested, end of the year (in cad per share)	$ 32.36	$ 32.04